INCOME TAX	12 Months Ended
Jul. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX

6. INCOME TAX:

Income taxes provided for the years ended July 31, 2020 and 2019 consist of the following:

	2020	2019
Current:
Federal	$-	$-
Deferred taxes (benefit):
Federal	(247,000)	456,000
State	(108,000)	134,000
Income tax provision (benefit)	$(355,000)	$590,000

Taxes provided for the years ended July 31, 2020 and 2019 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2020	2019
Income (loss) before income taxes	$(1,261,005)	$2,104,801
Other-net	(16,158)	(17,397)
Adjusted pre-tax income (loss)	$(1,277,163)	$2,087,404
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$(268,204)	$438,355
State deferred income taxes (benefit)	(108,000)	134,000
Other-net	21,204	17,645
Income tax provision (benefit)	$(355,000)	$590,000

The Company has a federal net operating loss carryforward approximating $8,404,000 and $4,002,000 as of July 31, 2020 and July 31, 2019, respectively, available to offset future taxable income. As of July 31, 2020 and 2019, the Company had unused state and city net operating loss carryforwards of approximately $10,526,000 and $10,170,000, for state, respectively, and $8,274,000 for city, available to offset future taxable income. The net operating loss carryforwards will begin to expire, if not used, in 2035.

New York State and New York City taxes are calculated using the higher of taxes based on income or the respective capital-based franchise taxes. Beginning with the Company’s tax year ended July 31, 2016, changes in the law required the state capital-based tax will be phased out over a 7-year period. New York City taxes will be based on capital for the foreseeable future. Capital-based franchise taxes are recorded to administrative and general expense. State tax amounts in excess of the capital-based franchise taxes are recorded to income tax expenses. Due to both the application of the capital-based tax and due to the possible absence of city taxable income, the Company does not record city deferred taxes.

The Company’s federal tax returns have been audited through the year ended July 31, 2013 and the New York State and New York City tax returns have been audited through July 31, 2012.

Generally, tax returns filed are subject to audit for three years by the appropriate taxing jurisdictions. The statute of limitations in each of the state jurisdictions in which the Company operates remain open until the years are settled for federal income tax purposes, at which time amended state income tax returns reflecting all federal income tax adjustments are filed. As of July 31, 2020, there were no income tax audits in progress that would have a material impact on the consolidated financial statements.

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2020 and 2019 are a result of temporary differences related to the items described as follows:

	2020		2019
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$175,145	$—	$214,793	$—
Anticipated PPP loan expenses to be forgiven	199,390	—	—	—
Operating lease liabilities	8,013,099	—	—	—
Federal net operating loss carryforward	1,764,769	—	840,122	—
State net operating loss carryforward	693,541	—	670,997	—
Unbilled receivables	—	412,343	—	460,328
Property and equipment	—	4,671,246	—	6,362,708
Unrealized gain on marketable securities	—	307,375	—	297,964
Operating lease right-of-use assets	—	10,229,036	—	—
Other	33,056	—	299,088	—
	$10,879,000	$15,620,000	$2,025,000	$7,121,000
Net deferred tax liability		$4,741,000		$5,096,000

Management periodically assesses the realization of its net deferred tax assets by evaluating all available evidence, both positive and negative, associated with the Company and determining whether, based on the weight of that associated evidence, a valuation allowance for the deferred tax assets is needed. Based on this analysis, management has determined that it is more likely than not that future taxable income will be sufficient to fully utilize the federal and state deferred tax assets at July 31, 2020.

Components of the deferred tax provision (benefit) for the years ended July 31, 2020 and 2019 consist of the following:

	2020	2019
Tax depreciation exceeding book depreciation	$(1,691,703)	$446,551
Lease expense per book in excess of cash paid	2,477,725	—
Federal net operating loss carryforward	(924,647)	11,053
State net operating loss carryforward	(22,687)	(5,063)
Decrease (increase) of rental income received in advance	39,637	(39,818)
Increase in anticipated PPP loan expenses to be forgiven	(199,390)	—
(Decrease) in unbilled receivables	(47,962)	(2,358)
(Decrease) in average rent payable	—	(25,186)
Litigation deposit due from contractor	—	103,862
Other	14,027	100,959
	$(355,000)	$590,000